Document And Entity Information	3 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	SOUTHWEST IOWA RENEWABLE ENERGY, LLC
Entity Central Index Key	0001424844
Entity Filer Category	Smaller Reporting Company